Schedule of Investments (unaudited)	iShares® Global Comm Services ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.3%
carsales.com Ltd.	30,149	$638,896
SEEK Ltd.	28,361	515,972
Telstra Corp. Ltd.	918,679	2,482,527
		3,637,395
Brazil — 0.1%
Telefonica Brasil SA, ADR NVS	27,769	303,793

Canada — 2.2%
BCE Inc.	72,535	2,855,855
Rogers Communications Inc., Class B, NVS	29,453	1,378,793
TELUS Corp.	115,642	2,057,914
		6,292,562
China — 6.3%
Baidu Inc.(a)	180,400	2,685,419
Kuaishou Technology(a)(b)	199,300	1,356,081
NetEase Inc.	138,500	2,498,759
Tencent Holdings Ltd.	312,900	11,813,493
		18,353,752
Finland — 0.2%
Elisa OYJ	11,975	553,513

France — 1.3%
Orange SA	145,767	1,661,401
Publicis Groupe SA	18,531	1,721,749
Vivendi SE	49,164	526,299
		3,909,449
Germany — 2.3%
Deutsche Telekom AG, Registered	277,527	6,672,667

Italy — 0.1%
Telecom Italia SpA/Milano(a)	832,283	270,311

Japan — 7.7%
Dentsu Group Inc.	18,100	463,421
KDDI Corp.	119,000	3,774,502
Nexon Co. Ltd.	36,100	656,626
Nintendo Co. Ltd.	93,000	4,839,150
Nippon Telegraph & Telephone Corp.	4,535,800	5,538,593
SoftBank Corp.	225,000	2,803,889
SoftBank Group Corp.	83,000	3,663,490
Z Holdings Corp.	213,700	755,703
		22,495,374
Mexico — 0.5%
America Movil SAB de CV	1,642,653	1,522,605

Netherlands — 0.9%
Koninklijke KPN NV	261,995	902,606
Universal Music Group NV	60,781	1,735,123
		2,637,729
Norway — 0.2%
Telenor ASA	50,153	575,580

South Korea — 0.7%
NAVER Corp.(a)	12,001	2,076,416

Spain — 1.3%
Cellnex Telecom SA(b)	46,595	1,834,585
Telefonica SA	462,770	1,809,372
		3,643,957
Sweden — 0.3%
Tele2 AB, Class B	44,227	380,161
Security	Shares	Value

Sweden (continued)
Telia Co. AB	184,902	$471,764
		851,925
Switzerland — 0.4%
Swisscom AG, Registered	2,011	1,210,358

Taiwan — 0.4%
Chunghwa Telecom Co. Ltd.	301,120	1,178,121

United Kingdom — 1.8%
Auto Trader Group PLC(b)	73,354	673,877
BT Group PLC	454,349	715,865
Informa PLC	108,894	1,083,104
Rightmove PLC	65,423	480,924
Vodafone Group PLC	1,807,056	1,578,173
WPP PLC	85,804	819,589
		5,351,532
United States — 71.8%
Alphabet Inc., Class A(a)	259,374	36,231,954
Alphabet Inc., Class C, NVS(a)	218,297	30,764,596
AT&T Inc.	568,489	9,539,245
Charter Communications Inc., Class A(a)	7,998	3,108,663
Comcast Corp., Class A	299,422	13,129,655
Electronic Arts Inc.	19,461	2,662,459
Fox Corp., Class A, NVS	19,770	586,576
Fox Corp., Class B	10,457	289,136
Interpublic Group of Companies Inc. (The)	30,628	999,698
Live Nation Entertainment Inc.(a)	11,223	1,050,473
Match Group Inc.(a)	21,736	793,364
Meta Platforms Inc, Class A(a)	164,156	58,104,658
Netflix Inc.(a)	27,943	13,604,888
News Corp., Class A, NVS	30,433	747,130
News Corp., Class B	9,187	236,290
Omnicom Group Inc.	15,695	1,357,774
Paramount Global, Class B, NVS	38,540	570,007
Take-Two Interactive Software Inc.(a)	12,575	2,023,946
T-Mobile U.S. Inc.	40,459	6,486,791
Verizon Communications Inc.	324,231	12,223,509
Walt Disney Co. (The)	136,425	12,317,813
Warner Bros. Discovery Inc.(a)(c)	176,437	2,007,853
		208,836,478
Total Common Stocks — 99.8%
(Cost: $285,682,906)		290,373,517

Preferred Stocks

Italy — 0.0%
Telecom Italia SpA, Preference Shares, NVS	493,718	165,368

Total Preferred Stocks — 0.0%
(Cost: $289,823)		165,368
Total Long-Term Investments — 99.8%
(Cost: $285,972,729)		290,538,885

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	2,093,735	2,094,991

Schedule of Investments (unaudited) (continued)	iShares® Global Comm Services ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	550,000	$550,000

Total Short-Term Securities — 0.9%
(Cost: $2,645,196)		2,644,991

Total Investments — 100.7%
(Cost: $288,617,925)		293,183,876

Liabilities in Excess of Other Assets — (0.7)%		(2,109,464)

Net Assets — 100.0%		$291,074,412

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,024,044	$1,071,469	(a)	$—	$(507)	$(15)	$2,094,991	2,093,735	$4,467	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	540,000	10,000	(a)	—	—	—	550,000	550,000	30,868		—
					$(507)	$(15)	$2,644,991		$35,335		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	7	03/07/24	$117	$246
E-Mini S&P Comsumer Services Select Sector Index	4	03/15/24	385	11,603
Euro STOXX 50 Index	1	03/15/24	50	(133)
				$11,716

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Global Comm Services ETF
December 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$218,354,842	$72,018,675	$—	$290,373,517
Preferred Stocks	—	165,368	—	165,368
Short-Term Securities
Money Market Funds	2,644,991	—	—	2,644,991
	$220,999,833	$72,184,043	$—	$293,183,876
Derivative Financial Instruments(a)
Assets
Equity Contracts	$11,603	$246	$—	$11,849
Liabilities
Equity Contracts	—	(133)	—	(133)
	$11,603	$113	$—	11,716

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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